Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of information for reportable segments
Rental income		$ 1,079,737	$ 821,075	$ 478,934
Resident fees and services		697,494	456,085	51,006
Interest income		39,065	41,070	40,855
Other income		5,271	11,295	7,245
Total revenues		1,821,567	1,329,525	578,040
Property operating expenses		570,117	377,739	77,787
Net operating income from continuing operations		1,251,450	951,786	500,253
Interest expense		367,007	297,285	133,892
Loss (gain) on derivatives, net	2,772	1,825	0	0
Depreciation and amortization		515,749	393,744	165,026
General and administrative		97,341	77,201	54,626
Transaction costs		61,609	70,224	46,660
Loss (gain) on extinguishment of debt, net		775	979	(34,171)
Provision for loan losses		27,008	2,010	29,684
Income from continuing operations before income taxes and income from unconsolidated entities		185,336	112,301	36,194
Total assets		19,549,109	14,924,606
Medical Facilities [Member]
Summary of information for reportable segments
Rental income		387,462	274,659	195,960
Resident fees and services		0	0	0
Interest income		8,477	7,002	4,679
Other income		1,947	3,985	985
Total revenues		397,886	285,646	201,624
Property operating expenses		(98,439)	(63,597)	(45,166)
Net operating income from continuing operations		299,447	222,049	156,458
Interest expense		(31,540)	(21,909)	(17,579)
Loss (gain) on derivatives, net		0	0	0
Depreciation and amortization		(146,103)	(96,808)	(67,943)
General and administrative		0	0	0
Transaction costs		(13,148)	(5,903)	(5,112)
Loss (gain) on extinguishment of debt, net		483	0	(1,308)
Provision for loan losses		0	(2,010)	0
Income from continuing operations before income taxes and income from unconsolidated entities		109,139	95,419	64,516
Total assets		4,706,159	3,795,940
Non Segment Corporate [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		0	0	0
Interest income		0	0	0
Other income		912	690	2,874
Total revenues		912	690	2,874
Property operating expenses		0	0	0
Net operating income from continuing operations		912	690	2,874
Interest expense		(263,418)	(228,884)	(113,129)
Loss (gain) on derivatives, net		0		0
Depreciation and amortization		0	0	0
General and administrative		(97,341)	(77,201)	(54,626)
Transaction costs		0	0	0
Loss (gain) on extinguishment of debt, net		0	0	(25,072)
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(359,847)	(305,395)	(189,953)
Total assets		1,071,475	263,475
Senior Housing Facilities Operating [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		697,494	456,085	51,006
Interest income		6,208	0	0
Other income		0	0	0
Total revenues		703,702	456,085	51,006
Property operating expenses		(471,678)	(314,142)	(32,621)
Net operating income from continuing operations		232,024	141,943	18,385
Interest expense		(67,524)	(46,342)	(7,794)
Loss (gain) on derivatives, net		1,921	0	0
Depreciation and amortization		(165,798)	(138,192)	(15,504)
General and administrative		0	0	0
Transaction costs		(12,756)	(36,328)	(20,936)
Loss (gain) on extinguishment of debt, net		2,697	979	0
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(9,436)	(77,940)	(25,849)
Total assets		5,323,777	3,041,238
Senior Housing Facilities Triple Net [Member]
Summary of information for reportable segments
Rental income		692,275	546,416	282,974
Resident fees and services		0	0	0
Interest income		24,380	34,068	36,176
Other income		2,412	6,620	3,386
Total revenues		719,067	587,104	322,536
Property operating expenses		0	0	0
Net operating income from continuing operations		719,067	587,104	322,536
Interest expense		(4,525)	(150)	4,610
Loss (gain) on derivatives, net		(96)	0	0
Depreciation and amortization		(203,848)	(158,744)	(81,579)
General and administrative		0	0	0
Transaction costs		(35,705)	(27,993)	(20,612)
Loss (gain) on extinguishment of debt, net		(2,405)	0	(7,791)
Provision for loan losses		(27,008)	0	(29,684)
Income from continuing operations before income taxes and income from unconsolidated entities		445,480	400,217	187,480
Total assets		8,447,698	7,823,953
International [Member]
Summary of information for reportable segments
Total revenues		25,321
Total assets		$ 856,895
Segment Reporting (Textuals)
Percent of Assets		0.044
Percent of Revenues		0.014